Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) - Schedule of restricted stock grant activity [Line Items]
Granted, Stock Awards	326,936
Restricted Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) - Schedule of restricted stock grant activity [Line Items]
Beginning balance, Stock Awards	322,838
Assumed in recapitalization, Stock Awards		17,370
Granted post-recapitalization, Stock Awards		305,468
Forfeited or cancelled, Stock Awards
Ending balance, Stock Awards	221,600	322,838
Granted, Stock Awards	221,600
Vested, Stock Awards	(322,838)